Filed pursuant to Rule 497(e) and Rule 497(k)

under the Securities Act of 1933, as amended

File Registration No.: 033-65632

SCHRODER SERIES TRUST

(the “Trust”)

Schroder Long Duration Investment-Grade Bond Fund

Schroder Core Bond Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated March 1, 2021 to:

•	the Schroder Long Duration Investment-Grade Bond Fund’s Summary Prospectus, dated March 1, 2021 (the “Long Duration Fund Summary Prospectus”);
•	the Schroder Core Bond Fund’s Summary Prospectus, dated March 1, 2021 (the “Core Bond Fund Summary Prospectus” and, together with the Long Duration Fund Summary Prospectus, the “Summary Prospectuses”);
•	the Funds’ Prospectus, dated March 1, 2021 (the “Prospectus”); and
•	the Funds’ Statement of Additional Information dated March 1, 2021 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus, and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus, and SAI.

Andrew B.J. Chorlton, CFA, a portfolio manager for the Funds, assumed new responsibilities as Head of Fixed Income for Schroders plc and its affiliates as of October 1, 2020. Since the assumption of his new responsibilities, Mr. Chorlton has been transitioning his portfolio management responsibilities with respect to the Funds to Eric Lau, CFA. Effective March 31, 2021, Mr. Chorlton will no longer serve as a portfolio manager to the Funds.

Accordingly, until the close of business on March 31, 2021, the Summary Prospectuses, Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the “Management of the Fund - Portfolio Managers” section of the Long Duration Fund Summary Prospectus and the corresponding section of the Prospectus, the following disclosure is hereby added:

Andrew B.J. Chorlton, CFA, Portfolio Manager and Head of Fixed Income, has managed the Fund since its inception in 2011.

2.	In the “Management of the Fund - Portfolio Managers” section of the Core Bond Fund Summary Prospectus and the corresponding section of the Prospectus, the following disclosure is hereby added:

Andrew B.J. Chorlton, CFA, Portfolio Manager and Head of Fixed Income, has managed the Fund since its inception in January 2018.

3.	In the “Management of the Fund - Portfolio Management” section of the Prospectus, the following row is hereby added to the table:

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NAME	TITLE	FUND	LENGTH OF SERVICE TO THE FUND	RECENT PROFESSIONAL EXPERIENCE
Andrew B.J. Chorlton	Portfolio Manager and Head of Fixed Income	Schroder Long Duration Investment-Grade Bond Fund	Since its inception in 2011

Mr. Chorlton is a Portfolio Manager and Head of Fixed Income at the Schroders organization. He has been associated with SIMNA Ltd. since 2019 and was associated with Schroders from 2013 to 2019. Mr. Chorlton joined STW in 2007 and has over 22 years of investment experience. Before joining STW, he spent six years as a Senior Fixed Income Manager with AXA Investment Managers. Prior to that, Mr. Chorlton was a Portfolio Manager with Citigroup Asset Management. Effective as of March 31, 2021, in connection with Mr. Chorlton’s transition to Head of Fixed Income, Mr. Chorlton will no longer serve as a portfolio manager of the Funds.

		Schroder Core Bond Fund	Since inception in 2018

4.	In the “Portfolio Managers” section of the SAI, the first paragraph is hereby deleted and replaced with the following:

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The portfolio managers primarily responsible for making investment decisions for each of Schroder Long Duration Investment-Grade Bond Fund and Schroder Core Bond Fund are Andrew B.J. Chorlton, Neil G. Sutherland, Julio C. Bonilla, Lisa Hornby and Eric Lau. Effective as of March 31, 2021, in connection with Mr. Chorlton’s transition to Head of Fixed Income at the Schroders organization, Mr. Chorlton will no longer serve as a portfolio manager of the Funds.

5.	In the “Portfolio Managers – Other Accounts Managed” section of the SAI, the following information is hereby added to the table:

	Number of Accounts	Total Assets in Accounts (millions)	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance (millions)
Andrew B.J. Chorlton, CFA
Registered Investment Companies	3	$773	0	$0
Other Pooled Investment Vehicles	10	$2,280	0	$0
Other Accounts	167	$30,705	4	$203

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCH-SK-012-0100

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